February 10, 2020
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account – II
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination B (2.0)	333-177439
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614)249-8061 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies